Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 segment machine state branch	Dec. 31, 2024
Accounting Policies [Line Items]
Number of retail branches | branch	940
Number of ATMs | machine	1,120
Number of states with ATMs | state	15
Number of reportable business segments	2
Number of days to designate the loan as nonaccrual for commercial loan payment due period	90 days
Number of days to designate commercial loans will be charged off in full or charged down to the fair value of the underlying collateral payment due period	180 days
Number of days to designate the loan as nonaccrual for consumer payment due period	120 days
Second lien home equity loan with associated first lien due period	120 days
Number of days to designate the charge-off policy for most consumer loans taking effect, payment due period	120 days
Number of days to designate home equity and residential mortgage loans to get charged down to the fair value of the underlying collateral payment due period	180 days
Number of days to designate charge-off policy for credit card loans and similar unsecured products taking effect, payment due period	180 days
Threshold period to return to accrual status	6 months
Number of loan segment portfolios	2
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expense and other liabilities	Accrued expense and other liabilities
Amortization period of stock-based compensation awards	5 years
Vesting period for compensation cost	4 years
Stock Options
Accounting Policies [Line Items]
Options expiration years	10 years
Stock Options | One year after the grant date
Accounting Policies [Line Items]
Rate at which employee stock options granted to be exercisable	25.00%